OTHER OPERATIONAL RESULT (Tables)	12 Months Ended
Dec. 31, 2018
Other Operational Result Tables Abstract
Other operational results
IN MILLIONS OF USD	2018	2017	2016
Closing or restructuring of operations	(3.5)	(2.7)	(8.3)
Litigation reserves	(2.8)	(0.5)	(0.9)
Losses on sale of non-current assets	(1.5)	(3.3)	(2.0)
Impairment of loans and other receivables	(1.3)	(0.9)	(1.4)
Project-related costs	(0.7)	(3.4)	-
Consulting fees, expenses related to projects and start-up expenses	(0.6)	(0.2)	(0.3)
Other operating expenses	(2.0)	(3.2)	(1.4)
Other operational expenses	(12.4)	(14.2)	(14.3)

IN MILLIONS OF USD	2018	2017	2016
Recovery of write offs / release of allowances / debt waiver	-	9.4	4.0
Insurance - compensation for losses	-	0.1	0.1
Gain on sale of non-current assets	-	-	0.1
Other operating income	1.5	1.0	0.8
Other operational income	1.5	10.5	5.0

IN MILLIONS OF USD	2018	2017	2016
Other operational expenses	(12.4)	(14.2)	(14.3)
Other operational income	1.5	10.5	5.0
Other operational result	(10.9)	(3.7)	(9.3)